Note 13 - Warrants (Details) - Warrant Exercise Price per Share and Expiration Date	12 Months Ended						12 Months Ended			12 Months Ended
	Dec. 31, 2013 Class A Warrants [Member]	Dec. 31, 2013 Class B Warrants [Member]	Dec. 31, 2013 Class D Warrants [Member]	Dec. 31, 2013 Class E Warrants [Member]	Dec. 31, 2013 Class F Warrants [Member]	Feb. 25, 2013 Class F Warrants [Member]	Dec. 31, 2013 Class G Warrants [Member]	Dec. 31, 2013 Class H Warrants [Member]	Jul. 31, 2013 Class H Warrants [Member]	Dec. 31, 2013 Class I Warrants [Member]
Note 13 - Warrants (Details) - Warrant Exercise Price per Share and Expiration Date [Line Items]
Exercise price/share	4.00	8.00	2.00	4.00	0.35	0.35	0.80	0.80	0.80	0.85
Expiration Date	September 2014	September 2014	January 2013	April 2016	February 2018		July 2018	July 2018		Sept - Dec 2018